UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-21225
Eaton Vance Insured Massachusetts Municipal Bond Fund
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
Registrant’s Telephone Number, Including Area Code:	(617) 482-8260
Date of Fiscal Year End:	September 30
Date of Reporting Period:	December 31, 2006

Item 1. Schedule of Investments

Eaton Vance Insured Massachusetts Municipal Bond Fund                                              as of December 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 193.4%

Principal
Amount
(000’s omitted)	Security	Value
Escrowed / Prerefunded — 2.5%
$600	Massachusetts Development Finance Agency, (Western New England College), Prerefunded to 12/1/12, 6.125%, 12/1/32	$681,900
		$681,900
Hospital — 9.7%
$1,500	Massachusetts Health and Educational Facilities Authority, (Partners Healthcare System), 5.75%, 7/1/32	$1,625,280
1,000	Massachusetts Health and Educational Facilities Authority, (South Shore Hospital), 5.75%, 7/1/29	1,051,730
		$2,677,010
Housing — 3.6%
$1,000	Massachusetts Housing Finance Agency, 4.50%, 6/1/38	$985,070
		$985,070
Insured-Escrowed/Prerefunded — 28.5%
$2,900	Massachusetts College Building Authority, (MBIA), Escrowed to Maturity, 0.00%, 5/1/26	$1,280,988
1,600	Massachusetts Development Finance Agency, (WGBH Educational Foundation), (AMBAC), Prerefunded to 1/1/12, 5.375%, 1/1/42	1,740,496
3,000	Puerto Rico, (FGIC), Prerefunded to 7/1/12, 5.00%, 7/1/32 (1)(2)	3,210,380
1,500	University of Massachusetts Building Authority, (AMBAC), Prerefunded to 11/1/14, 5.125%, 11/1/34	1,646,895
		$7,878,759
Insured-General Obligations — 25.3%
$3,000	Massachusetts, (AMBAC), 5.50%, 8/1/30 (1)(2)	$3,628,448
2,000	Massachusetts, (MBIA), 5.25%, 8/1/28	2,332,060
1,000	Milford, (FSA), 4.25%, 12/15/46	947,080
75	Sandwich, (MBIA), 4.50%, 7/15/29	76,228
		$6,983,816
Insured-Hospital — 7.0%
$680	Massachusetts Health and Educational Facilities Authority, (Lahey Clinic Medical Center), (FGIC), 4.50%, 8/15/35	$678,341
1,210	Massachusetts Health and Educational Facilities Authority, (New England Medical Center), (FGIC), 5.00%, 5/15/25	1,269,169
		$1,947,510
Insured-Lease Revenue / Certificates of Participation — 22.1%
$1,750	Massachusetts Development Finance Agency, (MBIA), 5.125%, 2/1/34	$1,838,952
1,000	Plymouth County Correctional Facility, (AMBAC), 5.00%, 4/1/22	1,039,510
2,205	Puerto Rico Public Buildings Authority, (CIFG), 5.25%, 7/1/36 (1)(2)	2,382,379

$795	Puerto Rico Public Buildings Authority, (CIFG), 5.25%, 7/1/36 (1)(2)	$848,121
		$6,108,962
Insured-Other Revenue — 4.6%
$1,000	Massachusetts Development Finance Agency, (WGBH Educational Foundation), (AMBAC), 5.75%, 1/1/42	$1,266,540
		$1,266,540
Insured-Pooled Loans — 9.1%
$2,400	Puerto Rico Municipal Finance Agency, (FSA), 5.00%, 8/1/27 (1)(2)	$2,516,592
		$2,516,592
Insured-Private Education — 24.0%
$1,000	Massachusetts Development Finance Agency, (Boston University), (XLCA), 5.375%, 5/15/39	$1,180,550
1,105	Massachusetts Development Finance Agency, (Boston University), (XLCA), 6.00%, 5/15/59	1,415,582
750	Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32 (1)(2)	889,445
1,500	Massachusetts Development Finance Agency, (Franklin W. Olin College), (XLCA), 5.25%, 7/1/33	1,594,545
750	Massachusetts Development Finance Agency, (Massachusetts College of Pharmacy), (AGC), 5.00%, 7/1/35	784,620
500	Massachusetts Development Finance Agency, (Western New England College), (AGC), 5.00%, 9/1/33	527,120
250	Massachusetts Industrial Finance Agency, (Tufts University), (MBIA), 4.75%, 2/15/28	252,228
		$6,644,090
Insured-Public Education — 11.3%
$700	Massachusetts College Building Authority, (XLCA), 5.50%, 5/1/39	$855,127
1,000	Massachusetts Health and Educational Facilities Authority, (University of Massachusetts), (FGIC), 5.125%, 10/1/34	1,057,790
1,150	Massachusetts Health and Educational Facilities Authority, (Worcester State College), (AMBAC), 5.00%, 11/1/32	1,209,294
		$3,122,211
Insured-Special Tax Revenue — 6.3%
$1,280	Martha’s Vineyard Land Bank, (AMBAC), 5.00%, 5/1/32 (3)	$1,348,774
425	Massachusetts Bay Transportation Authority, Revenue Assessment, (MBIA), 4.00%, 7/1/33	395,093
		$1,743,867
Insured-Transportation — 16.7%
$5,700	Massachusetts Turnpike Authority, (MBIA), 0.00%, 1/1/28	$2,270,652
1,250	Massachusetts Turnpike Authority, Metropolitan Highway System, (AMBAC), 5.00%, 1/1/39	1,282,575

$1,000	Puerto Rico Highway and Transportation Authority, (MBIA), 5.00%, 7/1/36 (1)(2)	$1,071,837
		$4,625,064
Insured-Water and Sewer — 13.3%
$1,175	Massachusetts Water Resources Authority, (AMBAC), 4.00%, 8/1/40	$1,067,076
2,500	Massachusetts Water Resources Authority, (FSA), 5.00%, 8/1/32	2,624,000
		$3,691,076
Nursing Home — 2.7%
$745	Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc./Edgecombe), 5.15%, 7/1/31	$752,815
		$752,815
Private Education — 6.7%
$500	Massachusetts Development Finance Agency, (Massachusetts College of Pharmacy), 5.75%, 7/1/33	$538,360
750	Massachusetts Development Finance Agency, (Middlesex School), 5.00%, 9/1/33	779,468
500	Massachusetts Health and Educational Facilities Authority, (Boston College), 5.125%, 6/1/24	527,395
		$1,845,223
Total Tax-Exempt Investments — 193.4% (identified cost $47,763,605)		$53,470,505
Other Assets, Less Liabilities — (37.3)%		$(10,313,199)
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (56.1)%		$(15,504,267)
Net Assets Applicable to Common Shares — 100.0%		$27,653,039

AGC	—	Assured Guaranty Corp.
AMBAC	—	AMBAC Financial Group, Inc.
CIFG	—	CDC IXIS Financial Guaranty North America, Inc.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at December 31, 2006, 87.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.4% to 28.3% of total investments.

(1)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(2)	Security represents the underlying municipal obligation of an inverse floating rate obligation held by the Fund.
(3)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

A summary of financial instruments at December 31, 2006 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date(s)	Contracts	Position	Cost	Value	Depreciation
03/07	44 U.S. Treasury Bond	Short	$(5,021,463)	$(4,903,250)	$118,213

At December 31, 2006, the Fund had entered into an interest rate swap with Citibank N.A. whereby the Fund makes bi-annual payments at a fixed rate equal to 3.925% on the notional amount of $1,050,000. In exchange, the Fund receives bi-annual payments at a rate equal to the USD-BMA Municipal Swap Index on the same notional amount. The effective date of the interest rate swap is August 16, 2007. The value of the contract, which terminates August 16, 2027 , is recorded as a receivable for open swap contracts of $1,833.

At December 31, 2006, the Fund had entered into an interest rate swap with Merrill Lynch Capital Services, Inc. whereby the Fund makes bi-annual payments at a fixed rate equal to 4.006% on the notional amount of $1,100,000. In exchange, the Fund receives bi-annual payments at a rate equal to the USD-BMA Municipal Swap Index on the same notional amount. The effective date of the interest rate swap is August 7, 2007. The value of the contract, which terminates August 7, 2037, is recorded as a receivable for open swap contracts of $3,903.

At December 31, 2006, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at December 31, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$39,945,120
Gross unrealized appreciation	$3,148,526
Gross unrealized depreciation	(16,589)
Net unrealized appreciation	$3,131,937

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Insured Massachusetts Municipal Bond Fund

By:	/s/ Robert B. MacIntosh
Robert B. MacIntosh
President and Principal Executive Officer
Date:	February 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert B. MacIntosh
Robert B. MacIntosh
President and Principal Executive Officer
Date:	February 27, 2007

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer and Principal Financial Officer
Date:	February 27, 2007